INCOME TAXES - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Decrease in DTAs		$ 9.0
Operating loss carryforward	$ 53.6
Unrecognized tax benefits that would impact the effective tax rate	4.7		$ 4.6
Interest and penalties included in unrecognized tax benefits	0.5	$ 0.3	0.4
Interest expense related to unrecognized tax benefits	0.1
Capital Loss Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	11.1
AMT Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 0.9		$ 1.8